SCHEDULE OF ACCOUNTS RECEIVABLE - RELATED PARTY (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party		$ 2,451
Chengdu Lisheng Huiren Tang Pharmacy Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party	147,983	4,309
Chengdu Fuxiang Tang Pharmacy Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party		2,028
Chengdu Wenjiang District Heneng Hupu Pharmacy Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party		2,028
Sichuan Aixintang Xinfu Pharmacy Chain Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party	20,235
Shengcaofeng Health Industry Yunnan Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party	35,903
Xiaoyan Zhou [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party	3,654	32,493
Chengdu Aixin International travel service Co, Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party	53,451	43,083
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable - related party	$ 261,226	$ 86,392